UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Mt. Auburn Management
Address:	79 Milk Street
	Suite 806
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

	Suzanne E. Werber	Boston, MA	November 11, 1999


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	11

Form 13F Information Table Value Total:	$1,377,249



List of Other Managers:	NONE

                                                             VALUE    SHARES/
SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT
PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D America Online                 COM              02364J104    89806   863000
SH       SOLE                          863000
D BMC Software                   COM              055921100   180284  2519246
SH       SOLE                         2519246
D EMC Corp                       COM              268648102   240093  3363830
SH       SOLE                         3363830
D IMS Health                     COM              449934108    37370  1638129
SH       SOLE                         1638129
D Lucent Technologies            COM              549463107   127221  1961025
SH       SOLE                         1961025
D MCI WorldCom                   COM              55268B106   124485  1731967
SH       SOLE                         1731967
D Solectron Corp                 COM              834182107   230590  3211000
SH       SOLE                         3211000
D Tellabs                        COM              879664100   131738  2313730
SH       SOLE                         2313730
D Texas Instruments              COM              882508104   127364  1548500
SH       SOLE                         1548500
D Williams Cos                   COM              969457100    87328  2321000
SH       SOLE                         2321000
D i2 Technologies                COM              465754109      970    25000
SH       SOLE                           25000
S REPORT SUMMARY                 11 DATA RECORDS             1377249
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED